UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:	(811-07513)

Exact name of registrant as specified in charter:	Putnam Funds Trust

Address of principal executive offices:	One Post Office Square, Boston, Massachusetts 02109

Name and address of agent for service:	Robert T. Burns, Vice President One Post Office Square Boston, Massachusetts 02109

Copy to:	Bryan Chegwidden, Esq. Ropes & Gray LLP 1211 Avenue of the Americas New York, New York 10036

Registrant's telephone number, including area code:	(617) 292-1000

Date of fiscal year end:	July 31, 2016

Date of reporting period:	April 30, 2016

Item 1. Schedule of Investments:

Putnam Short Term Investment Fund

The fund's portfolio
4/30/16 (Unaudited)

COMMERCIAL PAPER (28.8%)(a)
	Yield (%)	Maturity date	Principal amount	Value

AbbVie, Inc.	0.580	5/16/16	$10,000,000	$9,997,842

ABN AMRO Funding USA, LLC	0.601	7/5/16	16,000,000	15,986,243

American Honda Finance Corp.	0.511	6/6/16	31,000,000	30,984,424

Apple, Inc.	0.420	7/5/16	31,000,000	30,975,076

AXA Financial, Inc.	0.802	5/3/16	12,000,000	11,999,419

AXA Financial, Inc.	0.701	6/8/16	4,000,000	3,997,809

BMW US Capital, LLC 144A	0.400	5/2/16	13,200,000	13,199,598

BNP Paribas SA/New York, NY (France)	0.290	5/2/16	30,000,000	29,999,060

BPCE SA (France)	0.380	5/5/16	15,800,000	15,798,973

Canada (Government of) (Canada)	0.441	5/19/16	25,000,000	24,995,875

Canadian Imperial Holdings, Inc.	0.654	5/10/16	20,000,000	20,001,740

Commonwealth Bank of Australia (Australia)	0.541	5/31/16	31,000,000	30,992,615

Cooperatieve Rabobank UA/NY (Netherlands)	0.717	8/1/16	30,000,000	29,953,548

Danske Corp. (Denmark)	0.571	7/6/16	15,000,000	14,986,882

Danske Corp. (Denmark)	0.551	5/5/16	15,000,000	14,999,078

DnB Bank ASA (Norway)	0.651	7/5/16	31,500,000	31,473,971

Export Development Canada (Canada)	0.652	5/9/16	25,000,000	24,997,813

HSBC Bank PLC 144A (United Kingdom)	0.791	7/21/16	7,500,000	7,503,758

Lloyds Bank PLC (United Kingdom)	0.581	7/5/16	15,750,000	15,735,021

Lloyds Bank PLC (United Kingdom)	0.571	5/2/16	27,000,000	26,999,154

National Australia Bank, Ltd. 144A (Australia)	0.803	8/2/16	9,000,000	8,988,885

National Bank of Canada 144A (Canada)	0.571	6/22/16	30,000,000	29,980,110

Nestle Finance International, Ltd. (Switzerland)	0.586	7/14/16	31,000,000	30,966,231

Nordea Bank AB (acquired 2/9/16, cost $15,979,400)(Sweden) **	0.516	5/9/16	16,000,000	15,998,147

NSTAR Electric Co. (Canada)	0.350	5/6/16	13,000,000	12,999,065

Prudential PLC (United Kingdom)	0.581	6/14/16	15,000,000	14,991,739

Prudential PLC (United Kingdom)	0.551	5/23/16	17,000,000	16,995,433

Roche Holdings, Inc. (Switzerland)	0.481	5/3/16	8,000,000	7,999,701

Roche Holdings, Inc. (Switzerland)	0.481	5/2/16	27,000,000	26,999,246

Simon Property Group LP	0.531	7/19/16	2,843,000	2,839,898

Simon Property Group LP	0.460	5/12/16	20,750,000	20,747,175

Skandinaviska Enskilda Banken AB 144A, Ser. GLOB (Sweden)	0.727	7/28/16	32,000,000	31,960,800

Standard Chartered Bank/New York 144A	0.631	6/17/16	31,000,000	30,979,198

Stanley Black & Decker, Inc.	0.590	5/11/16	14,000,000	13,997,830

Stanley Black & Decker, Inc.	0.530	5/2/16	11,000,000	10,999,615

Sumitomo Mitsui Banking Corp. (Japan)	0.601	5/18/16	5,000,000	4,999,147

Svenska Handelsbanken AB (Sweden)	0.646	7/13/16	32,500,000	32,464,792

Swedbank AB (Sweden)	0.300	5/2/16	50,000,000	49,998,646

Toyota Motor Credit Corp.	0.561	5/25/16	30,000,000	29,992,915

UnitedHealth Group, Inc.	0.680	5/24/16	5,000,000	4,998,354

UnitedHealth Group, Inc.	0.650	5/3/16	7,726,000	7,725,626

UnitedHealth Group, Inc.	0.530	5/2/16	15,000,000	14,999,456

Total commercial paper (cost $828,108,384)				$828,199,908

REPURCHASE AGREEMENTS (27.7%)(a)
			Principal amount	Value

Interest in $186,000,000 joint tri-party repurchase agreement dated 4/29/16 with Bank of Nova Scotia due 5/2/16 - maturity value of $86,001,935 for an effective yield of 0.270% (collateralized by various U.S. Treasury notes and bonds with coupon rates ranging from 0.125% to 4.375% and due dates ranging from 5/31/16 to 2/15/38, valued at $189,724,354)			$86,000,000	$86,000,000

Interest in $71,250,000 tri-party term repurchase agreement dated 4/25/16 with Barclays Capital, Inc. due 5/2/16 - maturity value of $71,254,156 for an effective yield of 0.300% (collateralized by various mortgage backed securities with coupon rates ranging from 3.000% to 5.000% and due dates ranging from 1/1/19 to 3/1/46, valued at $72,675,000)			71,250,000	71,250,000

Interest in $250,000,000 joint tri-party repurchase agreement dated 4/29/16 with Barclays Capital, Inc. due 5/2/16 - maturity value of $150,003,500 for an effective yield of 0.280% (collateralized by various U.S. Treasury notes and bonds with coupon rates ranging from 0.125% to 3.875% and due dates ranging from 7/15/16 to 4/15/32, valued at $255,000,086)			150,000,000	150,000,000

Interest in $32,000,000 tri-party term repurchase agreement dated 4/25/16 with BNP Paribas due 6/24/16 - maturity value of $32,027,733 for an effective yield of 0.520% (collateralized by a corporate bond with a coupon rate of 3.000% and a due date of 4/22/26, valued at $33,603,398) (IR)			32,000,000	32,000,000

Interest in $237,500,000 joint tri-party term repurchase agreement dated 4/28/16 with Citigroup Global Markets, Inc. due 5/5/16 - maturity value of $143,508,092 for an effective yield of 0.290% (collateralized by various U.S. Treasury notes and bonds with coupon rates ranging from zero % to 3.000% and due dates ranging from 7/31/16 to 8/31/22, valued at $242,250,075)			143,500,000	143,500,000

Interest in $353,599,000 joint tri-party repurchase agreement dated 4/29/16 with Citigroup Global Markets, Inc. due 5/2/16 - maturity value of $74,871,872 for an effective yield of 0.300% (collateralized by various mortgage backed securities with coupon rates ranging from 2.000% to 8.500% and due dates ranging from 12/1/16 to 3/15/51, valued at $360,670,980)			74,870,000	74,870,000

Interest in $50,000,000 tri-party repurchase agreement dated 4/29/16 with Credit Suisse Securities (USA), LLC due 5/2/16 - maturity value of $50,001,167 for an effective yield of 0.280% (collateralized by a U.S. Treasury note with a coupon rate of 2.125% and a due date of 8/15/21, valued at $51,003,339)			50,000,000	50,000,000

Interest in $76,000,000 tri-party repurchase agreement dated 4/29/16 with Goldman, Sachs & Co. due 5/2/16 - maturity value of $76,001,773 for an effective yield of 0.280% (collateralized by various mortgage backed securities with coupon rates ranging from 3.500% to 4.000% and due dates ranging from 6/1/25 to 2/1/46, valued at $77,520,000)			76,000,000	76,000,000

Interest in $50,000,000 tri-party term repurchase agreement dated 4/26/16 with J.P. Morgan Securities, LLC due 5/3/16 - maturity value of $50,002,819 for an effective yield of 0.290% (collateralized by various mortgage backed securities with coupon rates ranging from 2.500% to 11.000% and due dates ranging from 6/1/16 to 4/1/51, valued at $51,003,489)			50,000,000	50,000,000

Interest in $100,000,000 joint tri-party term repurchase agreement dated 4/26/16 with Merrill Lynch, Pierce, Fenner and Smith, Inc. due 5/3/16 - maturity value of $61,253,454 for an effective yield of 0.290% (collateralized by a mortgage backed security with a coupon rate of 4.000% and a due date of 9/20/45, valued at $102,000,000)			61,250,000	61,250,000

Total repurchase agreements (cost $794,870,000)				$794,870,000

ASSET-BACKED COMMERCIAL PAPER (17.5%)(a)
	Yield (%)	Maturity date	Principal amount	Value

Atlantic Asset Securitization, LLC	0.420	5/25/16	$15,000,000	$14,995,114

CAFCO, LLC	0.571	6/2/16	21,000,000	20,991,650

CAFCO, LLC	0.571	5/16/16	11,000,000	10,998,198

CAFCO, LLC	0.320	5/2/16	32,000,000	31,999,320

Chariot Funding, LLC	0.854	7/7/16	16,000,000	15,983,440

Chariot Funding, LLC	0.501	5/9/16	10,000,000	9,998,839

CHARTA, LLC	0.561	5/23/16	22,000,000	21,994,280

CHARTA, LLC	0.390	5/25/16	8,000,000	7,997,706

CIESCO, LLC	0.581	5/9/16	28,000,000	27,997,674

CRC Funding, LLC	0.571	5/23/16	30,000,000	29,992,200

Gotham Funding Corp. (Japan)	0.460	5/11/16	10,000,000	9,998,590

Jupiter Securitization Co., LLC	0.854	7/13/16	12,250,000	12,235,708

Jupiter Securitization Co., LLC	0.854	7/5/16	17,750,000	17,732,393

Liberty Street Funding, LLC (Canada)	0.682	5/23/16	21,000,000	20,993,742

Liberty Street Funding, LLC (Canada)	0.611	5/16/16	9,000,000	8,998,160

Liberty Street Funding, LLC (Canada)	0.300	5/2/16	30,000,000	29,999,000

Manhattan Asset Funding Co., LLC (Japan)	0.510	6/9/16	16,000,000	15,991,217

Manhattan Asset Funding Co., LLC (Japan)	0.460	5/23/16	11,363,000	11,359,614

MetLife Short Term Funding, LLC	0.470	5/24/16	25,000,000	24,992,726

MetLife Short Term Funding, LLC	0.460	6/13/16	5,000,000	4,997,125

Old Line Funding, LLC 144A	0.874	7/14/16	6,000,000	5,993,249

Old Line Funding, LLC 144A	0.795	7/12/16	18,350,000	18,359,432

Old Line Funding, LLC 144A	0.651	7/25/16	8,000,000	7,988,980

Regency Markets No. 1, LLC 144A	0.440	5/16/16	23,500,000	23,495,195

Sheffield Receivables Co., LLC (United Kingdom)	0.591	5/9/16	16,000,000	15,998,142

Thunder Bay Funding, LLC	0.300	5/2/16	15,000,000	14,999,500

Thunder Bay Funding, LLC 144A	0.786	7/19/16	11,000,000	11,005,742

Thunder Bay Funding, LLC 144A	0.776	6/17/16	24,225,000	24,234,738

Working Capital Management Co. (Japan)	0.541	5/16/16	16,000,000	15,996,728

Working Capital Management Co. (Japan)	0.510	6/3/16	14,000,000	13,993,603

Total asset-backed commercial paper (cost $502,247,305)				$502,312,005

CERTIFICATES OF DEPOSIT (9.4%)(a)
	Yield (%)	Maturity date	Principal amount	Value

Australia & New Zealand Banking Group, Ltd./New York, NY	0.450	5/9/16	$28,000,000	$28,000,736

Bank of America, NA FRN	0.606	5/9/16	39,050,000	39,049,883

Bank of Montreal/Chicago, IL FRN (Canada)	0.836	10/17/16	30,000,000	30,007,500

Citibank, NA	0.710	7/25/16	16,000,000	16,006,460

Citibank, NA	0.620	6/13/16	16,000,000	16,003,786

Mitsubishi UFJ Trust & Banking Corp./NY FRN	0.868	7/25/16	21,000,000	21,014,490

Nordea Bank Finland PLC/New York FRN	0.689	8/23/16	15,000,000	15,001,290

State Street Bank & Trust Co. FRN	0.787	10/20/16	30,000,000	29,999,490

Toronto-Dominion Bank/NY (Canada)	0.610	6/13/16	10,000,000	10,004,230

Toronto-Dominion Bank/NY FRN (Canada)	0.606	5/19/16	18,000,000	18,002,016

US Bank, NA/Cincinnati OH FRN	0.740	7/20/16	15,000,000	15,005,790

Westpac Banking Corp./NY (Australia)	0.560	6/6/16	32,000,000	32,009,554

Total certificates of deposit (cost $270,057,667)				$270,105,225

U.S. TREASURY OBLIGATIONS (5.6%)(a)
	Yield (%)	Maturity date	Principal amount	Value

U.S. Treasury Bills	0.316	7/7/16	$50,000,000	$49,986,450

U.S. Treasury FRN	0.334	1/31/17	42,150,000	42,156,061

U.S. Treasury FRN	0.320	7/31/16	33,810,000	33,814,226

U.S. Treasury FRN	0.303	10/31/16	35,500,000	35,498,814

Total U.S. treasury obligations (cost $161,431,044)				$161,455,551

U.S. GOVERNMENT AGENCY OBLIGATIONS (5.1%)(a)
	Yield (%)	Maturity date	Principal amount	Value

Federal Home Loan Banks unsec. discount notes	0.392	5/27/16	$25,000,000	$24,995,650

Federal Home Loan Banks unsec. discount notes	0.390	7/1/16	43,250,000	43,226,946

Federal Home Loan Banks unsec. discount notes	0.365	5/26/16	30,000,000	29,994,990

Federal Home Loan Mortgage Corporation unsec. discount notes	0.471	5/9/16	25,000,000	24,998,775

Federal Home Loan Mortgage Corporation unsec. discount notes	0.461	8/12/16	4,020,000	4,016,129

Federal National Mortgage Association unsec. discount notes	0.401	7/19/16	19,500,000	19,486,487

Total U.S. government agency obligations (cost $146,701,717)				$146,718,977

TIME DEPOSITS (2.4%)(a)
	Yield (%)	Maturity date	Principal amount	Value

Australia & New Zealand Banking Group, Ltd./Cayman Islands (Cayman Islands)	0.300	5/2/16	$27,750,000	$27,750,000

Credit Agricole Corporate and Investment Bank/Grand Cayman (Cayman Islands)	0.310	5/2/16	13,500,000	13,500,000

Svenska Handelsbanken/Cayman Islands (Sweden)	0.270	5/2/16	27,750,000	27,750,000

Total time deposits (cost $69,000,000)				$69,000,000

MUNICIPAL BONDS AND NOTES (2.2%)(a)
	Yield (%)	Maturity date	Principal amount	Value

Johns Hopkins University Commercial Paper, Ser. C	0.480	5/25/16	$24,000,000	$23,993,760

Texas A&M University Commercial Paper, Ser. B	0.550	6/13/16	15,000,000	14,995,350

University of Chicago Commercial Paper, Ser. A	0.470	5/24/16	25,000,000	24,991,250

Total municipal bonds and notes (cost $63,992,493)				$63,980,360

CORPORATE BONDS AND NOTES (0.1%)(a)
	Interest rate (%)	Maturity date	Principal amount	Value

Nordea Bank AB 144A sr. unsec. notes (acquired 4/1/16, cost $3,481,596) (Sweden)(RES)	0.875	5/13/16	$3,480,000	$3,480,355

Total corporate bonds and notes (cost $3,480,456)				$3,480,355

TOTAL INVESTMENTS

Total investments (cost $2,839,889,066)(b)				$2,840,122,381

Key to holding's abbreviations
FRN	Floating Rate Notes: the rate shown is the current interest rate or yield at the close of the reporting period

	Notes to the fund's portfolio
	Unless noted otherwise, the notes to the fund's portfolio are for the close of the fund's reporting period, which ran from August 1, 2015 through April 30, 2016 (the reporting period). Within the following notes to the portfolio, references to "ASC 820" represent Accounting Standards Codification 820 Fair Value Measurements and Disclosures, references to "Putnam Management" represent Putnam Investment Management, LLC, the fund's manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC and references to "OTC", if any, represent over-the-counter.
(a)	Percentages indicated are based on net assets of $2,870,777,788.
(b)	The aggregate identified cost on a tax basis is $2,839,889,066, resulting in gross unrealized appreciation and depreciation of $256,725 and $23,410, respectively, or net unrealized appreciation of $233,315.
(RES)	This security is restricted with regard to public resale. The total fair value of this security and any other restricted securities (excluding 144A securities), if any, held at the close of the reporting period was $3,480,355, or 0.1% of net assets.
**	On April 1, 2016, the non-restricted holdings of Nordea Bank AB were as follows:
	Holding		Type	Principal	Value

	Nordea Bank AB		Commerical paper	$16,000,000	$15,998,147
(IR)	Repurchase agreements with a maturity of more than seven days are considered to be illiquid investments.
	Debt obligations are considered secured unless otherwise indicated.
	144A after the name of an issuer represents securities exempt from registration under Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
	The dates shown on debt obligations are the original maturity dates.
	DIVERSIFICATION BY COUNTRY

	Distribution of investments by country of risk at the close of the reporting period, excluding collateral received, if any (as a percentage of Portfolio Value):
	United States	69.7%
	Canada	7.4
	Sweden	5.7
	United Kingdom	3.5
	Japan	2.5
	Australia	2.5
	Switzerland	2.3
	France	1.6
	Cayman Islands	1.5
	Norway	1.1
	Denmark	1.1
	Netherlands	1.1

	Total	100.0%
	Security valuation: Portfolio securities and other investments are valued using policies and procedures adopted by the Board of Trustees. The Trustees have formed a Pricing Committee to oversee the implementation of these procedures and have delegated responsibility for valuing the fund's assets in accordance with these procedures to Putnam Management. Putnam Management has established an internal Valuation Committee that is responsible for making fair value determinations, evaluating the effectiveness of the pricing policies of the fund and reporting to the Pricing Committee.
	Market quotations are not considered to be readily available for certain debt obligations (including short-term investments with remaining maturities of 60 days or less) and other investments; such investments are valued on the basis of valuations furnished by an independent pricing service approved by the Trustees or dealers selected by Putnam Management. Such services or dealers determine valuations for normal institutional-size trading units of such securities using methods based on market transactions for comparable securities and various relationships, generally recognized by institutional traders, between securities (which consider such factors as security prices, yields, maturities and ratings). These securities will generally be categorized as Level 2. Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate.
	To the extent a pricing service or dealer is unable to value a security or provides a valuation that Putnam Management does not believe accurately reflects the security's fair value, the security will be valued at fair value by Putnam Management in accordance with policies and procedures approved by the Trustees. Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures, recovery rates, sales and other multiples and resale restrictions. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs.
	To assess the continuing appropriateness of fair valuations, the Valuation Committee reviews and affirms the reasonableness of such valuations on a regular basis after considering all relevant information that is reasonably available. Such valuations and procedures are reviewed periodically by the Trustees. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.
	Repurchase agreements: The fund, or any joint trading account, through its custodian, receives delivery of the underlying securities, the fair value of which at the time of purchase is required to be in an amount at least equal to the resale price, including accrued interest. Collateral for certain tri-party repurchase agreements is held at the counterparty's custodian in a segregated account for the benefit of the fund and the counterparty. Putnam Management is responsible for determining that the value of these underlying securities is at all times at least equal to the resale price, including accrued interest. In the event of default or bankruptcy by the other party to the agreement, retention of the collateral may be subject to legal proceedings.

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund's investments. The three levels are defined as follows:
Level 1: Valuations based on quoted prices for identical securities in active markets.
Level 2: Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.
Level 3: Valuations based on inputs that are unobservable and significant to the fair value measurement.
The following is a summary of the inputs used to value the fund's net assets as of the close of the reporting period:
		Valuation inputs

Investments in securities:	Level 1	Level 2	Level 3
Asset-backed commercial paper	$—	$502,312,005	$—
Certificates of deposit	—	270,105,225	—
Commercial paper	—	828,199,908	—
Corporate bonds and notes	—	3,480,355	—
Municipal bonds and notes	—	63,980,360	—
Repurchase agreements	—	794,870,000	—
Time deposits	—	69,000,000	—
U.S. government agency obligations	—	146,718,977	—
U.S. treasury obligations	—	161,455,551	—

Totals by level	$—	$2,840,122,381	$—

During the reporting period, transfers within the fair value hierarchy, if any, did not represent, in the aggregate, more than 1% of the fund's net assets measured as of the end of the period. Transfers are accounted for using the end of period pricing valuation method.

	The following table summarizes any derivatives, repurchase agreements and reverse repurchase agreements, at the end of the reporting period, that are subject to an enforceable master netting agreement or similar agreement. For securities lending transactions, if applicable, see note "(d)" above, and for borrowing transactions associated with securities sold short, if applicable, see the "Short sales of securities" note above.

		Bank of Nova Scotia	Barclays Capital, Inc.	BNP Paribas	Citigroup Global Markets, Inc.	Credit Suisse Securities (USA), LLC	Goldman, Sachs & Co.	J.P. Morgan Securities, LLC	Merrill Lynch, Pierce, Fenner and Smith, Inc.	Total

	Assets:
	Repurchase agreements	$86,000,000	$221,250,000	$32,000,000	$218,370,000	$50,000,000	$76,000,000	$50,000,000	$61,250,000	$794,870,000

	Total Assets	$86,000,000	$221,250,000	$32,000,000	$218,370,000	$50,000,000	$76,000,000	$50,000,000	$61,250,000	$794,870,000

	Liabilities:

	Total Liabilities	$—	$—	$—	$—	$—	$—	$—	$—	$—

	Total Financial and Derivative Net Assets	$86,000,000	$221,250,000	$32,000,000	$218,370,000	$50,000,000	$76,000,000	$50,000,000	$61,250,000	$794,870,000
	Total collateral received (pledged)##†	$86,000,000	$221,250,000	$32,000,000	$218,370,000	$50,000,000	$76,000,000	$50,000,000	$61,250,000
	Net amount	$—	$—	$—	$—	$—	$—	$—	$—

†	Additional collateral may be required from certain brokers based on individual agreements.

##	Any over-collateralization of total financial and derivative net assets is not shown. Collateral may include amounts related to unsettled agreements.

	For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Item 2. Controls and Procedures:

(a) The registrant's principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission's rules and forms.

(b) Changes in internal control over financial reporting: Not applicable

Item 3. Exhibits:

Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Putnam Funds Trust

By (Signature and Title):

/s/ Janet C. Smith Janet C. Smith Principal Accounting Officer Date: June 28, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Jonathan S. Horwitz Jonathan S. Horwitz Principal Executive Officer Date: June 28, 2016

By (Signature and Title):

/s/ Steven D. Krichmar Steven D. Krichmar Principal Financial Officer Date: June 28, 2016